Intangible assets and goodwill - Asset purchase (Details) $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) payment	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) payment	Dec. 31, 2016 item	Dec. 31, 2016 USD ($)
In-process research and development and Goodwill
Amortization of intangible asset			$ 1,255	$ 2,511
Acquired product rights
In-process research and development and Goodwill
Acquired product rights			$ 37,666	37,666			$ 40,177
Transaction costs							2,400
Estimated life		8 years
Amortization of intangible asset				$ 2,511
IPR&D
In-process research and development and Goodwill
IPR&D, Impairment					$ (15,828)
Asset Purchase Agreement | Keveyis | Taro | Acquired product rights
In-process research and development and Goodwill
Number of installment payments		2			2	2
Installment payment	$ 7,500	$ 1,000
Supply Agreement | Keveyis | Taro | Acquired product rights
In-process research and development and Goodwill
Acquired product rights							$ 29,300